MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 98.5%
	AEROSPACE & DEFENSE — 3.6%
16,000,000	Boeing Company - Bank of America Finance, LLC Synthetic(e)	5.0000	05/27/27	$ 15,680,000
5,000,000	RTX Corporation - Morgan Stanley Finance, LLC Synthetic(e)	5.7860	11/06/26	6,853,500
				22,533,500
	ASSET MANAGEMENT — 1.9%
12,000,000	Capital Southwest Corporation	5.1250	11/15/29	11,751,276

	AUTOMOTIVE — 2.6%
17,000,000	Ford Motor Company(a)	2.2900	03/15/26	16,575,121

	BEVERAGES — 0.0%(b)
100,000	MGP Ingredients, Inc.	1.8750	11/15/41	93,432

	BIOTECH & PHARMA — 15.3%
12,000,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(e)	1.4700	02/03/28	15,212,400
13,000,000	Amphastar Pharmaceuticals, Inc.	2.0000	03/15/29	12,046,935
7,000,000	ANI Pharmaceuticals, Inc.(c)	2.2500	09/01/29	7,284,563
14,000,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	13,114,242
16,000,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	16,092,340
16,000,000	Jazz Investments I Ltd.	2.0000	06/15/26	16,366,153
3,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.7920	06/30/27	2,838,300
100,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.5470	10/25/27	89,250
10,000,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(e)	1.5700	02/24/28	10,314,000
3,000,000	Merck & Co., Inc. - UBS AG Synthetic(e)	1.7721	05/25/28	3,117,000
100,000	Pacira BioSciences, Inc.	0.7500	08/01/25	97,491
100,000	Sarepta Therapeutics, Inc.	1.2500	09/15/27	107,370
				96,680,044
	CABLE & SATELLITE — 0.0%(b)
100,000	Sirius XM Holdings, Inc.	3.7500	03/15/28	106,547

	ELECTRIC UTILITIES — 2.2%
100,000	Alliant Energy Corporation	3.8750	03/15/26	103,074
12,000,000	CenterPoint Energy, Inc.	4.2500	08/15/26	12,373,711
100,000	CMS Energy Corporation	3.3750	05/01/28	103,414

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 98.5% (Continued)
	ELECTRIC UTILITIES — 2.2% (Continued)
1,000,000	Ormat Technologies, Inc.	2.5000	07/15/27	$ 977,035
100,000	PPL Capital Funding, Inc.	2.8750	03/15/28	106,231
				13,663,465
	ELECTRICAL EQUIPMENT — 0.7%
2,500,000	Advanced Energy Industries, Inc.	2.5000	09/15/28	2,749,084
100,000	Bloom Energy Corporation	3.0000	06/01/28	147,266
100,000	Itron, Inc.(a)	(3.0600)	03/15/26	103,538
1,000,000	OSI Systems, Inc.(c)	2.2500	08/01/29	1,200,104
				4,199,992
	ENGINEERING & CONSTRUCTION — 2.8%
7,000,000	Fluor Corporation	1.1250	08/15/29	8,705,699
7,000,000	Granite Construction, Inc.(c)	3.2500	06/15/30	9,240,481
				17,946,180
	GAS & WATER UTILITIES — 0.0%(b)
100,000	American Water Capital Corporation	3.6250	06/15/26	98,968

	HOME CONSTRUCTION — 2.4%
15,000,000	Meritage Homes Corporation(c)	1.7500	05/15/28	15,058,664

	HOUSEHOLD PRODUCTS — 1.6%
10,000,000	Spectrum Brands, Inc.(c)	3.3750	06/01/29	9,814,425

	INSTITUTIONAL FINANCIAL SERVICES — 1.6%
10,000,000	S&P 500 Futures Excess Return Index - Citigroup Global Markets Holdings, Inc. Synthetic(e)	4.6170	11/17/27	9,796,000

	INSURANCE — 2.5%
17,000,000	Everest Group Ltd. - Bank of Montreal Synthetic(a)	4.6700	09/27/27	15,905,200

	INTERNET MEDIA & SERVICES — 14.0%
100,000	Airbnb, Inc.(a)	5.1100	03/15/26	94,581
100,000	Alphabet, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	5.4000	09/24/26	128,460
14,000,000	Alphabet, Inc. - UBS AG Synthetic(e)	5.8400	09/25/26	17,865,400
18,000,000	Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	4.9800	09/24/25	26,676,000

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 98.5% (Continued)
	INTERNET MEDIA & SERVICES — 14.0% (Continued)
100,000	Expedia Group, Inc.(a)	1.8000	02/15/26	$ 98,163
13,000,000	Lyft, Inc.(c)	0.6250	03/01/29	12,969,336
13,000,000	Spotify USA, Inc.(a)	(14.2500)	03/15/26	15,437,501
14,000,000	Uber Technologies, Inc.(a)	(4.6600)	12/15/25	14,592,575
100,000	Zillow Group, Inc.	2.7500	05/15/25	125,041
				87,987,057
	LEISURE / ENTERTAINMENT — 2.6%
6,000,000	Walt Disney Company - Barclays Bank PLC Synthetic(e)	5.5800	03/02/26	6,123,600
10,000,000	Walt Disney Company - Morgan Stanley Finance, LLC Synthetic(e)	5.0858	02/27/26	10,155,000
				16,278,600
	LEISURE PRODUCTS — 5.1%
15,000,000	LCI Industries	1.1250	05/15/26	14,853,019
19,000,000	Winnebago Industries, Inc.(c)	3.2500	01/15/30	17,539,999
				32,393,018
	MACHINERY — 3.2%
10,000,000	Cummins, Inc. - Barclays Bank PLC Synthetic(e)	4.9100	02/12/26	12,295,000
8,000,000	John Bean Technologies Corporation	0.2500	05/15/26	8,207,563
				20,502,563
	MEDICAL EQUIPMENT & DEVICES — 1.1%
100,000	Dexcom, Inc.	0.2500	11/15/25	97,025
7,100,000	Dexcom, Inc.	0.3750	05/15/28	6,564,201
100,000	Haemonetics Corporation(c)	2.5000	06/01/29	96,433
100,000	NuVasive, Inc.	0.3750	03/15/25	99,444
100,000	TransMedics Group, Inc.	1.5000	06/01/28	106,574
				6,963,677
	OIL & GAS — 5.0%
100,000	Chevron Corporation - Bank of America Finance LLC Synthetic(e)	1.9500	10/27/28	115,310
18,000,000	Schlumberger Limited - Royal Bank of Canada Synthetic(e)	4.6400	09/25/27	17,334,000
7,000,000	Shell PLC - BofA Finance, LLC Synthetic(e)	4.5500	12/18/25	7,166,600
7,000,000	Shell PLC - JPMorgan Chase Financial Company, LLC Synthetic(e)	4.9800	12/17/25	7,114,800
				31,730,710
	RENEWABLE ENERGY — 1.1%
7,700,000	Fluence Energy, Inc.(c)	2.2500	06/15/30	7,254,931

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 98.5% (Continued)
	RETAIL - DISCRETIONARY — 0.0%(b)
100,000	Burlington Stores, Inc.	2.2500	04/15/25	$ 130,167

	SEMICONDUCTORS — 10.9%
10,000,000	Intel Corporation - Royal Bank of Canada Synthetic(e)	4.8421	07/15/27	9,166,000
15,000,000	NVIDIA Corporation - Bank of Montreal Synthetic(e)	4.9000	11/22/27	14,350,500
7,000,000	NVIDIA Corporation - Barclays Bank PLC Synthetic(e)	4.9100	11/29/27	6,426,000
8,000,000	NVIDIA Corporation - Morgan Stanley Finance, LLC Synthetic(e)	4.6727	11/24/27	7,342,400
13,000,000	ON Semiconductor Corporation	0.5000	03/01/29	11,713,533
2,300,000	Synaptics, Inc.(c)	0.7500	12/01/31	2,490,260
19,000,000	Vishay Intertechnology, Inc.	2.2500	09/15/30	17,178,881
				68,667,574
	SOFTWARE — 8.5%
10,000,000	Akamai Technologies, Inc.	0.3750	09/01/27	10,337,595
100,000	Dayforce, Inc.	0.2500	03/15/26	96,511
10,000,000	Guidewire Software, Inc.(c)	1.2500	11/01/29	10,856,850
18,000,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(e)	4.8900	02/03/27	17,654,400
15,000,000	Nice Ltd.(a)	5.4100	09/15/25	14,511,851
100,000	Okta, Inc.	0.3750	06/15/26	93,849
100,000	Pegasystems, Inc.	0.7500	03/01/25	99,597
				53,650,653
	TECHNOLOGY HARDWARE — 4.3%
7,000,000	IMAX Corporation	0.5000	04/01/26	7,286,344
10,000,000	Super Micro Computer, Inc.(a),(c)	3.0700	03/01/29	8,839,588
10,000,000	Viavi Solutions, Inc.	1.6250	03/15/26	11,036,324
				27,162,256
	TECHNOLOGY SERVICES — 1.9%
12,000,000	Global Payments, Inc.(c)	1.5000	03/01/31	11,758,747

	TRANSPORTATION & LOGISTICS — 2.2%
100,000	Air Transport Services Group, Inc.	3.8750	08/15/29	99,675
1,000,000	Southwest Airlines Company	1.2500	05/01/25	1,001,404
11,000,000	World Kinect Corporation	3.2500	07/01/28	12,613,912
				13,714,991

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 98.5% (Continued)
	TRANSPORTATION EQUIPMENT — 1.4%
7,000,000	Greenbrier Companies, Inc.	2.8750	04/15/28	$ 9,063,910

	TOTAL CONVERTIBLE BONDS (Cost $593,321,810)			621,481,668

	CORPORATE BONDS — 0.0%(b)
	ASSET MANAGEMENT — 0.0%(b)
100,000	UBS A.G.(a)	0.1100	06/22/26	99,850

	INSTITUTIONAL FINANCIAL SERVICES — 0.0%(b)
100,000	Morgan Stanley Finance, LLC(a)	0.5000	01/22/27	99,020

	TOTAL CORPORATE BONDS (Cost $200,000)			198,870

Shares
	SHORT-TERM INVESTMENTS — 1.3%
	MONEY MARKET FUND - 1.3%
8,253,732	BlackRock Liquidity Funds T-Fund, Institutional Class, 4.26% (Cost $8,253,732)(d)			8,253,732

	TOTAL INVESTMENTS - 99.8% (Cost $601,775,542)			$629,934,270
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%			1,107,693
	NET ASSETS - 100.0%			$631,041,963

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Zero coupon bond; rate disclosed is the effective yield as of January 31, 2025.
(b)	Percentage rounds to less than 0.1%.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025 the total market value of 144A securities is $114,404,381 or 18.1% of net assets.
(d)	Rate disclosed is the seven-day effective yield as of January 31, 2025.
(e)	Interest rate represents the comparable yield on the contingent payment debt instrument.

PORTFOLIO ANALYSIS
As of January 31, 2025
Sector	% of Net Assets
Technology	32.6%
Health Care	16.4%
Industrial	13.9%
Consumer Discretionary	12.7%
Communications	6.9%
Energy	6.2%
Financials	6.0%
Utilities	2.2%
Consumer Staples	1.6%
Short-Term Investments	1.3%
Other Assets in Excess of Liabilities	0.2%
100.0%

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 83.7%
	AEROSPACE & DEFENSE — 1.8%
4,000,000	Boeing Company - Bank of America Finance, LLC Synthetic(e)	5.0000	05/27/27	$ 3,920,000

	ASSET MANAGEMENT — 2.1%
4,500,000	Capital Southwest Corporation	5.1250	11/15/29	4,406,728

	AUTOMOTIVE — 2.1%
4,500,000	Ford Motor Company(a)	2.2900	03/15/26	4,387,532

	BIOTECH & PHARMA — 12.8%
1,500,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(e)	1.4700	02/03/28	1,901,550
4,200,000	Amphastar Pharmaceuticals, Inc.	2.0000	03/15/29	3,892,087
2,500,000	ANI Pharmaceuticals, Inc.(b)	2.2500	09/01/29	2,601,630
5,600,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	5,245,696
4,500,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	4,525,971
4,000,000	Jazz Investments I Ltd.	2.0000	06/15/26	4,091,538
3,500,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.5470	10/25/27	3,123,750
1,800,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(e)	1.5700	02/24/28	1,856,520
				27,238,742
	ELECTRIC UTILITIES — 4.5%
2,000,000	Alliant Energy Corporation	3.8750	03/15/26	2,061,476
4,000,000	CenterPoint Energy, Inc.	4.2500	08/15/26	4,124,571
3,500,000	Ormat Technologies, Inc.	2.5000	07/15/27	3,419,622
				9,605,669
	ELECTRICAL EQUIPMENT — 2.0%
2,000,000	Advanced Energy Industries, Inc.	2.5000	09/15/28	2,199,266
1,800,000	OSI Systems, Inc.(b)	2.2500	08/01/29	2,160,188
				4,359,454
	ENGINEERING & CONSTRUCTION — 0.8%
1,300,000	Granite Construction, Inc.(b)	3.2500	06/15/30	1,716,089

	HOME CONSTRUCTION — 2.1%
4,500,000	Meritage Homes Corporation(b)	1.7500	05/15/28	4,517,599

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 83.7% (Continued)
	HOUSEHOLD PRODUCTS — 1.6%
3,500,000	Spectrum Brands, Inc.(b)	3.3750	06/01/29	$ 3,435,049

	INSTITUTIONAL FINANCIAL SERVICES — 2.6%
5,600,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(e)	4.8900	02/03/27	5,492,480

	INSURANCE — 2.3%
5,300,000	Everest Group Ltd. - Bank of Montreal Synthetic(e)	4.6700	09/27/27	4,958,680

	INTERNET MEDIA & SERVICES — 11.5%
3,300,000	Airbnb, Inc.(a)	5.1100	03/15/26	3,121,177
3,300,000	Alphabet, Inc. - UBS AG Synthetic(e)	5.8400	09/25/26	4,211,130
3,400,000	Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	4.9800	09/24/25	5,038,800
4,000,000	Expedia Group, Inc.(a)	1.8000	02/15/26	3,926,513
1,000,000	Lyft, Inc.(b)	0.6250	03/01/29	997,641
3,800,000	Spotify USA, Inc.(a)	(14.2500)	03/15/26	4,512,500
2,600,000	Uber Technologies, Inc.(a)	(4.6600)	12/15/25	2,710,050
				24,517,811
	LEISURE / ENTERTAINMENT — 1.3%
2,800,000	Walt Disney Company - Morgan Stanley Finance, LLC Synthetic(e)	5.0858	02/27/26	2,843,400

	LEISURE PRODUCTS — 4.4%
4,500,000	LCI Industries	1.1250	05/15/26	4,455,906
5,400,000	Winnebago Industries, Inc.(b)	3.2500	01/15/30	4,985,052
				9,440,958
	MACHINERY — 2.7%
2,000,000	Cummins, Inc. - Barclays Bank PLC Synthetic(e)	4.9100	02/12/26	2,459,000
3,300,000	John Bean Technologies Corporation	0.2500	05/15/26	3,385,620
				5,844,620
	MEDICAL EQUIPMENT & DEVICES — 1.6%
2,000,000	Haemonetics Corporation(b)	2.5000	06/01/29	1,928,653
1,500,000	NuVasive, Inc.	0.3750	03/15/25	1,491,654
				3,420,307

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 83.7% (Continued)
	OIL & GAS — 3.6%
5,000,000	Schlumberger Limited - Royal Bank of Canada Synthetic(e)	4.6400	09/25/27	$ 4,815,000
2,700,000	Shell PLC - BofA Finance, LLC Synthetic(e)	4.5500	12/18/25	2,764,260
				7,579,260
	SEMICONDUCTORS — 9.2%
4,700,000	Intel Corporation - Royal Bank of Canada Synthetic(e)	4.8421	07/15/27	4,308,020
5,500,000	NVIDIA Corporation - Bank of Montreal Synthetic(e)	4.9000	11/22/27	5,261,851
4,500,000	ON Semiconductor Corporation	0.5000	03/01/29	4,054,684
600,000	Synaptics, Inc.(b)	0.7500	12/01/31	649,633
6,000,000	Vishay Intertechnology, Inc.	2.2500	09/15/30	5,424,910
				19,699,098
	SOFTWARE — 5.5%
4,000,000	Akamai Technologies, Inc.	0.3750	09/01/27	4,135,038
3,000,000	Guidewire Software, Inc.(b)	1.2500	11/01/29	3,257,055
4,600,000	Nice Ltd.(a)	5.4100	09/15/25	4,450,301
				11,842,394
	TECHNOLOGY HARDWARE — 2.8%
1,500,000	IMAX Corporation	0.5000	04/01/26	1,561,359
4,000,000	Viavi Solutions, Inc.	1.6250	03/15/26	4,414,530
				5,975,889
	TECHNOLOGY SERVICES — 1.8%
4,000,000	Global Payments, Inc.(b)	1.5000	03/01/31	3,919,582

	TRANSPORTATION & LOGISTICS — 4.6%
5,300,000	Air Transport Services Group, Inc.	3.8750	08/15/29	5,282,781
2,500,000	Southwest Airlines Company	1.2500	05/01/25	2,503,511
1,500,000	World Kinect Corporation	3.2500	07/01/28	1,720,079
				9,506,371
	TOTAL CONVERTIBLE BONDS (Cost $172,506,419)			178,627,712

	CORPORATE BONDS — 13.5%
	BIOTECH & PHARMA — 2.6%
5,600,000	Pfizer Investment Enterprises Pte Ltd.	4.6500	05/19/25	5,602,780

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.5% (Continued)
	HOUSEHOLD PRODUCTS — 2.6%
5,600,000	Colgate-Palmolive Company	4.8000	03/02/26	$ 5,629,799

	OIL & GAS PRODUCERS — 0.0%(c)
100,000	Exxon Mobil Corporation	2.9920	03/19/25	99,815

	RETAIL - CONSUMER STAPLES — 2.8%
5,700,000	Walmart, Inc.	3.9000	09/09/25	5,685,346

	RETAIL - DISCRETIONARY — 0.2%
500,000	Home Depot, Inc.	2.7000	04/15/25	498,363

	SEMICONDUCTORS — 0.0%(c)
100,000	Analog Devices, Inc.	2.9500	04/01/25	99,752

	TECHNOLOGY HARDWARE — 2.7%
5,800,000	Apple, Inc.	0.5500	08/20/25	5,683,385

	TRANSPORTATION & LOGISTICS — 2.6%
5,600,000	Union Pacific Corporation	3.2500	08/15/25	5,564,450

	TOTAL CORPORATE BONDS (Cost $28,827,079)			28,863,690

Shares
	SHORT-TERM INVESTMENTS — 2.4%
	MONEY MARKET FUNDS - 2.4%
5,091,759	BlackRock Liquidity Funds T-Fund, Institutional Class, 4.26% (Cost $5,091,759)(d)			5,091,759

	TOTAL INVESTMENTS - 99.6% (Cost $206,425,257)			$ 212,583,161
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%			860,266
	NET ASSETS - 100.0%			$ 213,443,427

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Zero coupon bond; rate disclosed is the effective yield as of January 31, 2025.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025 the total market value of 144A securities is $30,168,171 or 14.1% of net assets.
(c)	Percentage rounds to less than 0.1%.
(d)	Rate disclosed is the seven-day effective yield as of January 31, 2025.
(e)	Interest rate represents the comparable yield on the contingent payment debt instrument.

PORTFOLIO ANALYSIS
As of January 31, 2025
Sector	% of Net Assets
Technology	29.0%
Health Care	17.0%
Industrial	12.6%
Consumer Discretionary	10.2%
Communications	7.2%
Consumer Staples	6.9%
Financials	6.2%
Utilities	4.5%
Energy	3.6%
Short-Term Investments	2.4%
Other Assets in Excess of Liabilities	0.4%
100.0%

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 103.8%
	BIOTECH & PHARMA — 24.0%
1,500,000	Amphastar Pharmaceuticals, Inc.	2.0000	03/15/29	$ 1,390,031
827,000	ANI Pharmaceuticals, Inc.(a)	2.2500	09/01/29	860,619
1,250,000	Collegium Pharmaceutical, Inc.	2.8750	02/15/29	1,403,483
1,000,000	Halozyme Therapeutics, Inc.	1.0000	08/15/28	1,188,853
1,500,000	Immunocore Holdings plc(a)	2.5000	02/01/30	1,289,380
750,000	Ironwood Pharmaceuticals, Inc.	1.5000	06/15/26	668,400
1,500,000	Jazz Investments I Ltd.(a)	3.1250	09/15/30	1,631,002
1,500,000	Sarepta Therapeutics, Inc.	1.2500	09/15/27	1,610,545
				10,042,313
	ELECTRIC UTILITIES — 13.1%
1,000,000	Alliant Energy Corporation	3.8750	03/15/26	1,030,738
1,000,000	CenterPoint Energy, Inc.	4.2500	08/15/26	1,031,143
1,000,000	Ormat Technologies, Inc.	2.5000	07/15/27	977,035
1,000,000	PG&E Corporation	4.2500	12/01/27	1,018,553
1,300,000	PPL Capital Funding, Inc.	2.8750	03/15/28	1,381,000
				5,438,469
	ELECTRICAL EQUIPMENT — 10.5%
900,000	Advanced Energy Industries, Inc.	2.5000	09/15/28	989,670
1,500,000	Itron, Inc.(a)	1.3750	07/15/30	1,567,120
1,500,000	OSI Systems, Inc.(a)	2.2500	08/01/29	1,800,156
				4,356,946
	HOME CONSTRUCTION — 3.0%
1,250,000	Meritage Homes Corporation(a)	1.7500	05/15/28	1,254,889

	HOUSEHOLD PRODUCTS — 2.4%
1,000,000	Spectrum Brands, Inc.(a)	3.3750	06/01/29	981,442

	INTERNET MEDIA & SERVICES — 2.8%
1,000,000	Uber Technologies, Inc.	0.8750	12/01/28	1,163,398

	MEDICAL EQUIPMENT & DEVICES — 16.0%
1,000,000	Haemonetics Corporation(a)	2.5000	06/01/29	964,327
1,000,000	LeMaitre Vascular, Inc.(a)	2.5000	02/01/30	1,063,756
1,200,000	LivaNova USA, Inc.(a)	2.5000	03/15/29	1,232,918

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 103.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 16.0% (Continued)
900,000	Merit Medical Systems, Inc.(a)	3.0000	02/01/29	$ 1,249,391
1,000,000	Omnicell, Inc.(a)	1.0000	12/01/29	1,056,679
1,000,000	Repligen Corporation	1.0000	12/15/28	1,088,814
				6,655,885
	PUBLISHING & BROADCASTING — 3.0%
1,000,000	Liberty Media Corp-Liberty Formula One	2.2500	08/15/27	1,259,062

	RENEWABLE ENERGY — 5.3%
1,000,000	Array Technologies, Inc. (e)	1.0000	12/01/28	779,698
1,499,000	Fluence Energy, Inc.(a)	2.2500	06/15/30	1,412,357
				2,192,055
	SEMICONDUCTORS — 3.4%
1,000,000	MKS Instruments, Inc.(a)	1.2500	06/01/30	1,018,465
450,000	ON Semiconductor Corporation	0.5000	03/01/29	405,468
				1,423,933
	SOFTWARE — 20.3%
1,000,000	Akamai Technologies, Inc.	0.1250	05/01/25	1,087,424
1,200,000	BlackLine, Inc.(a)(e)	1.0000	06/01/29	1,352,249
1,500,000	Datadog, Inc.(a),(b)	0.3000	12/01/29	1,478,764
1,500,000	Dropbox, Inc.(b)	(2.0000)	03/01/28	1,596,206
1,500,000	Guidewire Software, Inc.(a)	1.2500	11/01/29	1,628,528
1,000,000	Snowflake, Inc.(a),(b)	(9.7200)	10/01/27	1,313,276
				8,456,447
	TOTAL CONVERTIBLE BONDS (Cost $42,020,781)			43,224,839

Shares
	SHORT-TERM INVESTMENTS — 7.7%
	MONEY MARKET FUNDS - 7.7%
3,213,675	BlackRock Liquidity Funds T-Fund, Institutional Class, 4.26%(c)			3,213,675
	TOTAL MONEY MARKET FUNDS (Cost $3,213,675)			3,213,675

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,213,675)			3,213,675

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

					Fair Value
Contracts(f)
	INDEX OPTIONS PURCHASED(d) - 0.1%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED – 0.1%
10	S&P 500 Index	03/21/2025	$5,800	$6,040,530	$48,650
	TOTAL PUT OPTIONS PURCHASED (Cost - $35,700)				48,650

	TOTAL INVESTMENTS - 111.6% (Cost $45,270,156)				$ 46,487,164
	SECURITIES SOLD SHORT – (49.1)% (Proceeds - $19,922,872)				(20,451,085)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 37.5%				15,613,391
	NET ASSETS - 100.0%				$ 41,649,470

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS(d) — (49.1)%
	BIOTECH & PHARMA - (10.1)%
(13,400)	Amphastar Pharmaceuticals, Inc.	$ (467,258)
(7,600)	ANI Pharmaceuticals, Inc.	(445,664)
(23,300)	Collegium Pharmaceutical, Inc.	(748,396)
(12,700)	Halozyme Therapeutics, Inc. (e)	(719,328)
(6,400)	Immunocore Holdings plc - ADR	(210,432)
(15,900)	Ironwood Pharmaceuticals, Inc.	(37,206)
(6,600)	Jazz Pharmaceuticals plc	(820,842)
(6,400)	Sarepta Therapeutics, Inc.	(727,808)
		(4,176,934)
	ELECTRIC UTILITIES - (4.8)%
(6,600)	Alliant Energy Corporation	(388,608)
(10,500)	CenterPoint Energy, Inc.	(341,985)
(3,950)	Ormat Technologies, Inc. (e)	(253,393)
(18,100)	PG&E Corporation(e)	(283,265)

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — (49.1)% (Continued)
	ELECTRIC UTILITIES - (4.8)% (Continued)
(22,100)	PPL Corporation	$ (742,560)
		(2,009,811)
	ELECTRICAL EQUIPMENT - (6.0)%
(4,100)	Advanced Energy Industries, Inc.	(471,828)
(7,900)	Itron, Inc.	(848,144)
(5,950)	OSI Systems, Inc.	(1,168,818)
		(2,488,790)
	HOME CONSTRUCTION - (0.9)%
(5,000)	Meritage Homes Corporation	(389,350)

	HOUSEHOLD PRODUCTS - (0.8)%
(3,800)	Spectrum Brands Holdings, Inc.	(321,328)

	INTERNET MEDIA & SERVICES - (1.5)%
(9,100)	Uber Technologies, Inc. (e)	(608,335)

	MEDICAL EQUIPMENT & DEVICES - (6.8)%
(4,300)	Haemonetics Corporation	(296,915)
(5,500)	LeMaitre Vascular, Inc.	(533,115)
(9,900)	LivaNova plc	(494,505)
(8,800)	Merit Medical Systems, Inc.	(958,144)
(3,300)	Repligen Corporation	(548,493)
		(2,831,172)
	PUBLISHING & BROADCASTING - (2.0)%
(8,900)	Liberty Media Corp-Liberty Formula One, Class C	(851,730)

	RENEWABLE ENERGY - (2.0)%
(27,000)	Array Technologies, Inc.	(197,910)
(50,100)	Fluence Energy, Inc.	(651,801)
		(849,711)
	SEMICONDUCTORS - (1.4)%
(4,200)	MKS Instruments, Inc.	(475,776)
(2,400)	ON Semiconductor Corporation	(125,616)
		(601,392)

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — (49.1)% (Continued)
	SOFTWARE - (12.8)%
(7,600)	Akamai Technologies, Inc.	$ (759,240)
(12,700)	Blackline, Inc.	(810,895)
(4,200)	Datadog, Inc., Class A	(599,382)
(27,000)	Dropbox, Inc., CLASS A	(868,050)
(4,200)	Guidewire Software, Inc.	(887,334)
(11,700)	Omnicell, Inc.	(526,383)
(4,800)	Snowflake, Inc., Class A	(871,248)
		(5,322,532)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $19,922,872)	$ (20,451,085)

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025 the total market value of 144A securities is $23,155,316 or 55.6% of net assets.
(b)	Zero coupon bond; rate disclosed is the effective yield as of January 31, 2025.
(c)	Rate disclosed is the seven-day effective yield as of January 31, 2025.
(d)	Non-income producing security.
(e)	All or a portion of this security is segregated as collateral for the line of credit as of January 31, 2025; total fair value amount of collateral was $ 6,479,786
(f)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

PORTFOLIO ANALYSIS
As of January 31, 2025
Sector (net of securities sold short)	% of Net Assets
Health Care	23.3%
Utilities	8.3%
Technology	8.0%
Communications	3.7%
Industrials	3.5%
Energy	3.3%
Consumer Discretionary	3.0%
Consumer Staples	1.6%
Short-Term Investments	7.7%
Options Purchased	0.1%
Other Assets in Excess of Liabilities	37.5%
100.0%